Right of First Refusal Liability (Details)		3 Months Ended
	Feb. 16, 2024 MWh	Mar. 31, 2024 USD ($)
Right of First Refusal Liability
Term of PPA (in years)	20 years
Additional extension term of PPA (in years)	20 years
Term of first refusal	36 months
Proceeds from third party | $		$ 25,000,000
Amount of liability | $		$ 25,000,000
Minimum
Right of First Refusal Liability
Power capacity | MWh	100
Maximum
Right of First Refusal Liability
Power capacity | MWh	500